Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

15. Leases

Right-of-use assets

Right-of-use assets represent Nokia’s right to use the underlying leased assets.

EURm	Buildings	Other	Total
Acquisition cost at 1 January 2021	1 106	180	1 286
Translation differences	47	3	50
Net additions(1)	209	76	285
Retirements	(44)	(36)	(80)
Acquisition cost at 31 December 2021	1 318	223	1 541
Accumulated depreciation at 1 January 2021	(386)	(95)	(481)
Translation differences	(15)	(2)	(17)
Impairment charges	(25)	–	(25)
Retirements	44	36	80
Depreciation	(151)	(63)	(214)
Accumulated depreciation at 31 December 2021	(533)	(124)	(657)
Net book value at 1 January 2021	720	85	805
Net book value at 31 December 2021	785	99	884
Acquisition cost at 1 January 2022	1 318	223	1 541
Translation differences	6	(3)	3
Net additions(1)	184	73	257
Retirements	(85)	(52)	(137)
Acquisition cost at 31 December 2022	1 423	241	1 664
Accumulated depreciation at 1 January 2022	(533)	(124)	(657)
Translation differences	3	1	4
Impairment charges	6	–	6
Retirements	85	52	137
Depreciation	(150)	(75)	(225)
Accumulated depreciation at 31 December 2022	(589)	(146)	(735)
Net book value at 1 January 2022	785	99	884
Net book value at 31 December 2022	834	95	929

(1)   Net additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.

Amounts recognized in the income statement(1)

EURm	2022	2021	2020
Depreciation of right-of-use assets	(225)	(214)	(223)
Interest expense on lease liabilities	(26)	(24)	(25)
Impairment charges, net of reversals	6	(25)	(32)
Total	(245)	(263)	(280)

(1)  Excluding certain other lease related amounts such as expenses relating to short-term leases, income from subleasing and gains arising from sale and leaseback transactions that are not material.

Amounts reported in the statement of cash flows

EURm	2022	2021	2020
Payment of principal portion of lease liabilities	(217)	(226)	(234)
Interest paid on lease liabilities	(26)	(24)	(25)
Total	(243)	(250)	(259)

The maturity analysis of lease liabilities is presented in Note 32, Financial risk management. Commitments related to future lease contracts are presented in Note 27, Commitments, contingencies and legal proceedings.